UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

INVESTORS VALUE FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason ClearBridge Investors Value Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 15.1%
Hotels, Restaurants & Leisure - 2.3%
268,090	McDonald’s Corp.	$16,736,859

Media - 9.8%
645,370	DISH Network Corp.	11,784,456
1,194,640	News Corp., Class A Shares	15,064,410
183,280	Scripps Networks Interactive, Class A Shares	7,826,056
496,700	SES Global SA, FDR (a)	10,877,738
222,034	Time Warner Cable Inc.	9,678,462
540,433	Time Warner Inc.	14,834,886

	Total Media	70,066,008

Multiline Retail - 1.3%
181,100	Target Corp.	9,284,997

Specialty Retail - 1.7%
439,080	Home Depot Inc.	12,298,631

	TOTAL CONSUMER DISCRETIONARY	108,386,495

CONSUMER STAPLES - 14.8%
Food & Staples Retailing - 3.3%
228,120	CVS Caremark Corp.	7,384,245
309,470	Wal-Mart Stores Inc.	16,534,982

	Total Food & Staples Retailing	23,919,227

Food Products - 2.9%
288,017	Kraft Foods Inc., Class A Shares	7,966,550
414,860	Unilever PLC, ADR	12,661,527

	Total Food Products	20,628,077

Household Products - 3.8%
340,900	Kimberly-Clark Corp.	20,246,051
117,890	Procter & Gamble Co.	7,256,129

	Total Household Products	27,502,180

Tobacco - 4.8%
336,690	Altria Group Inc.	6,686,663
111,020	Lorillard Inc.	8,404,214
418,140	Philip Morris International Inc.	19,029,552

	Total Tobacco	34,120,429

	TOTAL CONSUMER STAPLES	106,169,913

ENERGY - 14.6%
Energy Equipment & Services - 2.9%
416,920	Halliburton Co.	12,178,233
102,874	Transocean Ltd. *	8,717,543

	Total Energy Equipment & Services	20,895,776

Oil, Gas & Consumable Fuels - 11.7%
106,880	Devon Energy Corp.	7,151,341
1,544,100	El Paso Corp.	15,672,615
257,270	Exxon Mobil Corp.	16,575,906
163,100	Royal Dutch Shell PLC, ADR, Class A Shares	9,034,109
367,892	Suncor Energy Inc.	11,643,782
420,790	Total SA, ADR	24,233,296

	Total Oil, Gas & Consumable Fuels	84,311,049

	TOTAL ENERGY	105,206,825

FINANCIALS - 21.8%
Capital Markets - 2.1%
237,349	Bank of New York Mellon Corp.	6,904,483

See Notes to Schedule of Investments.

Legg Mason ClearBridge Investors Value Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Capital Markets - 2.1% (continued)
190,590	State Street Corp.	$8,172,499

	Total Capital Markets	15,076,982

Commercial Banks - 3.7%
937,960	Wells Fargo & Co.	26,666,203

Consumer Finance - 2.6%
309,420	American Express Co.	11,652,757
183,130	Capital One Financial Corp.	6,750,172

	Total Consumer Finance	18,402,929

Diversified Financial Services - 6.0%
1,331,670	Bank of America Corp.	20,214,751
580,860	JPMorgan Chase & Co.	22,618,688

	Total Diversified Financial Services	42,833,439

Insurance - 7.4%
261,240	Chubb Corp.	13,062,000
402,640	Loews Corp.	14,402,433
466,299	Marsh & McLennan Cos. Inc.	10,053,406
312,340	Travelers Cos. Inc.	15,826,268

	Total Insurance	53,344,107

	TOTAL FINANCIALS	156,323,660

HEALTH CARE - 11.6%
Health Care Providers & Services - 2.3%
242,570	UnitedHealth Group Inc.	8,004,810
138,580	WellPoint Inc. *	8,830,318

	Total Health Care Providers & Services	16,835,128

Pharmaceuticals - 9.3%
191,930	Abbott Laboratories	10,160,774
230,550	Johnson & Johnson	14,492,373
258,960	Merck & Co. Inc.	9,887,093
275,400	Novartis AG, ADR	14,742,162
462,600	Pfizer Inc.	8,632,116
50,890	Roche Holding AG (a)	8,552,021

	Total Pharmaceuticals	66,466,539

	TOTAL HEALTH CARE	83,301,667

INDUSTRIALS - 6.0%
Aerospace & Defense - 1.6%
224,890	Raytheon Co.	11,790,983

Industrial Conglomerates - 4.4%
997,430	General Electric Co.	16,038,674
226,750	United Technologies Corp.	15,301,090

	Total Industrial Conglomerates	31,339,764

	TOTAL INDUSTRIALS	43,130,747

INFORMATION TECHNOLOGY - 5.5%
Computers & Peripherals - 3.5%
192,400	Hewlett-Packard Co.	9,056,268
132,300	International Business Machines Corp.	16,192,197

	Total Computers & Peripherals	25,248,465

Software - 2.0%
509,210	Microsoft Corp.	14,349,538

	TOTAL INFORMATION TECHNOLOGY	39,598,003

MATERIALS - 1.5%
Chemicals - 1.5%
139,170	Air Products & Chemicals Inc.	10,571,353

See Notes to Schedule of Investments.

Legg Mason ClearBridge Investors Value Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
385,320	AT&T Inc.	$9,771,715
326,416	CenturyTel Inc.	11,101,408
430,690	Verizon Communications Inc.	12,670,900

	TOTAL TELECOMMUNICATION SERVICES	33,544,023

UTILITIES - 2.1%
Multi-Utilities - 2.1%
292,360	Sempra Energy	14,837,270

	TOTAL COMMON STOCKS (Cost - $612,691,408)	701,069,956

CONVERTIBLE PREFERRED STOCK - 0.4%
FINANCIALS - 0.4%
174,900	Bank of America Corp., 10.000% * (Cost - $2,623,500)	2,640,990

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $615,314,908)	703,710,946

Face Amount
SHORT-TERM INVESTMENT - 2.4%
Repurchase Agreement - 2.4%
$17,386,000	Interest in $200,000,000 joint tri-party repurchase agreement dated 1/29/10 with Deutsche Bank Securities Inc., 0.110% due 2/1/10; Proceeds at maturity - $17,386,159; (Fully collateralized by various U.S. government obligations, 3.000% to 4.000% due 11/15/12 to 9/30/16; Market value - $17,733,721) (Cost - $17,386,000)	17,386,000

	TOTAL INVESTMENTS - 100.5% (Cost - $632,700,908#)	721,096,946
	Liabilities in Excess of Other Assets - (0.5)%	(3,435,638)

	TOTAL NET ASSETS - 100.0%	$717,661,308

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

FDR — Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Investors Value Fund (effective March 1, 2010 the Fund’s name will change to Legg Mason ClearBridge Large Cap Value Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks
Consumer discretionary	$97,508,757	$10,877,738	—	$108,386,495
Health care	74,749,646	8,552,021	—	83,301,667
Other common stocks	509,381,794	—	—	509,381,794
Convertible preferred stock	2,640,990	—	—	2,640,990

Total long-term investments	$684,281,187	$19,429,759	—	$703,710,946
Short-term investment†	—	17,386,000	—	17,386,000

Total investments	$684,281,187	$36,815,759	—	$721,096,946

†See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$138,777,403
Gross unrealized depreciation	(50,381,365)

Net unrealized appreciation	$88,396,038

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 23, 2010